THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
COMMON STOCKS (92.0%)
BASIC INDUSTRIES (4.0%)
CHEMICALS (4.0%)
Albemarle Corp...................................      168,600   $  3,709,200
General Chemical Group, Inc.+....................      155,500        150,641
Geon Co..........................................      102,600      2,205,900
Georgia Gulf Corp................................      151,800      3,795,000
Minerals Technologies, Inc.......................       63,200      2,923,000
Solutia, Inc.....................................       44,900        544,412
Symyx Technologies, Inc.+........................       54,800      1,589,200
Wellman, Inc.....................................      310,800      6,118,875
                                                                 ------------
  TOTAL BASIC INDUSTRIES.........................                  21,036,228
                                                                 ------------

CONSUMER GOODS & SERVICES (10.0%)
APPARELS & TEXTILES (0.3%)
Skechers USA, Inc., Class A+.....................       57,900        628,991
Vans, Inc.+......................................       67,600      1,064,700
                                                                 ------------
                                                                    1,693,691
                                                                 ------------
BROADCASTING & PUBLISHING (4.4%)
Entercom Communications Corp.+...................       68,900      3,134,950
IBEAM Broadcasting Corp.+........................       57,175        728,981
Lightspan, Inc.+.................................       29,675        246,673
Mediapex, Inc.+..................................      105,325      1,612,789
SmartForce Public Limited Co., Spon. ADR+(i).....      177,900      7,482,919
Spanish Broadcasting System, Inc., Class A+......      141,500      2,405,500
Univision Communications, Inc., Class A+.........       50,800      5,232,400
Valassis Communications, Inc.+...................       71,800      2,369,400
                                                                 ------------
                                                                   23,213,612
                                                                 ------------

ENTERTAINMENT, LEISURE & MEDIA (3.6%)
American Classic Voyages Co.+....................      135,950      2,583,050
Anchor Gaming+...................................       73,300      3,275,594
ARTISTdirect, Inc.+..............................       29,200        135,050
Catalina Marketing Corp..........................       48,600      4,692,937
Insight Communications Co., Inc.+................       92,700      1,315,181
Lifeminders.com, Inc.+...........................       30,125      1,014,836
Media Metrix, Inc.+..............................       67,750      1,888,531
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
ENTERTAINMENT, LEISURE & MEDIA (CONTINUED)
NBC Internet, Inc., Class A+.....................      134,700   $  2,677,162
Ticketmaster Online-CitySearch, Inc., Class B+...       93,300      1,691,063
                                                                 ------------
                                                                   19,273,404
                                                                 ------------

FOOD, BEVERAGES & TOBACCO (1.0%)
Keebler Foods Co.................................       64,100      2,323,625
Robert Mondavi Corp., Class A+...................       92,000      2,886,500
                                                                 ------------
                                                                    5,210,125
                                                                 ------------

RETAIL (0.7%)
Cost Plus, Inc.+.................................       88,450      2,581,634
Pacific Sunwear of California, Inc.+.............       43,000        690,687
Stamps.com, Inc.+................................       32,650        326,500
                                                                 ------------
                                                                    3,598,821
                                                                 ------------
  TOTAL CONSUMER GOODS & SERVICES................                  52,989,653
                                                                 ------------

ENERGY (3.2%)
GAS EXPLORATION (0.5%)
Spinnaker Exploration Co.+.......................       96,100      2,450,550
                                                                 ------------

OIL-PRODUCTION (0.5%)
Devon Energy Corp................................       40,800      2,440,350
                                                                 ------------

OIL-SERVICES (2.2%)
Cooper Cameron Corp.+............................       39,200      2,734,200
Global Industries Ltd.+..........................       77,100      1,358,887
Global Marine, Inc.+.............................       87,400      2,474,512
Gulf Island Fabrication, Inc.+...................       27,400        474,362
National-Oilwell, Inc.+..........................      150,300      3,907,800
Universal Compression Holdings, Inc.+............       27,425        653,058
                                                                 ------------
                                                                   11,602,819
                                                                 ------------
  TOTAL ENERGY...................................                  16,493,719
                                                                 ------------

FINANCE (6.2%)
BANKING (2.0%)
Bank United Corp., Class A.......................      130,100      4,667,337
City National Corp...............................       62,900      2,453,100
National Commerce Bancorporation.................       86,600      1,645,400

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
BANKING (CONTINUED)
Pacific Century Financial Corp...................       59,500   $  1,338,750
Sterling Bancshares, Inc.........................       57,700        638,306
                                                                 ------------
                                                                   10,742,893
                                                                 ------------
FINANCIAL SERVICES (3.5%)
Allied Capital Corp..............................      180,300      3,076,369
CheckFree Holdings Corp.+........................       84,000      3,512,250
Donaldson, Lufkin & Jenrette, Inc. - DLJ.........       61,300      2,394,531
ESPEED, Inc., Class A+...........................      112,275      2,905,116
Financial Federal Corp.+.........................      118,500      2,103,375
Gabelli Asset Management, Inc., Class A+.........       72,300      1,455,037
Heller Financial, Inc............................       98,500      1,859,187
LendingTree, Inc.+...............................       10,600         57,637
Southwest Securities Group, Inc..................       41,400      1,200,600
                                                                 ------------
                                                                   18,564,102
                                                                 ------------

INSURANCE (0.7%)
Hooper Holmes, Inc...............................      110,350      1,131,087
RenaissanceRe Holdings Ltd.(i)...................       54,200      2,347,537
                                                                 ------------
                                                                    3,478,624
                                                                 ------------
  TOTAL FINANCE..................................                  32,785,619
                                                                 ------------
HEALTHCARE (13.7%)
BIOTECHNOLOGY (6.6%)
Aclara Biosciences, Inc.+........................       12,175        321,116
Affymetrix, Inc.+................................       34,300      4,073,125
Corixa Corp.+....................................       68,250      2,175,469
Diversa Corp.+...................................       57,050      1,255,100
Exelixis, Inc.+..................................       68,550      1,662,337
Gene Logic, Inc.+................................       15,600        329,550
Human Genome Sciences, Inc.+.....................      156,700     13,750,425
Maxygen, Inc.+...................................       14,800        610,500
Millennium Pharmaceuticals, Inc.+................       67,900      5,678,137
Molecular Devices Corp.+.........................        6,125        326,922
Neurocrine Biosciences, Inc.+....................       65,200      1,385,500
Orchid Biosciences+..............................      119,300      1,431,600
Vical, Inc.+.....................................       97,675      1,855,825
                                                                 ------------
                                                                   34,855,606
                                                                 ------------
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
HEALTH SERVICES (0.8%)
Accredo Health, Inc.+............................       40,700   $    976,800
Allscripts, Inc.+................................      118,575      3,290,456
HealthGate Data Corp.+...........................      100,400        225,900
                                                                 ------------
                                                                    4,493,156
                                                                 ------------

MEDICAL SUPPLIES (1.0%)
Cytyc Corp.+.....................................       39,900      2,002,481
Eclipse Surgical Technologies, Inc.+.............      165,400        589,237
Kensey Nash Corp.+...............................       97,425        949,894
ORATEC Interventions, Inc.+......................       33,300      1,257,075
Sonic Innovations, Inc.+.........................       13,700        226,906
                                                                 ------------
                                                                    5,025,593
                                                                 ------------

PHARMACEUTICALS (5.3%)
Abgenix, Inc.+...................................       56,900      4,495,100
Akorn, Inc.+.....................................      158,900      1,271,200
Bindley Western Industries, Inc..................       85,100      1,622,219
Gilead Sciences, Inc.+...........................       90,700      4,960,156
IDEC Pharmaceuticals Corp.+......................       51,700      3,299,106
ILEX Oncology, Inc.+.............................       28,150        701,991
Ligand Pharmaceuticals, Inc., Class B+...........      249,700      2,668,669
SangStat Medical Corp.+..........................       28,100        748,162
Vertex Pharmaceuticals, Inc.+....................      113,700      8,399,587
                                                                 ------------
                                                                   28,166,190
                                                                 ------------
  TOTAL HEALTHCARE...............................                  72,540,545
                                                                 ------------

INDUSTRIAL PRODUCTS & SERVICES (1.6%)
BUILDING & CONSTRUCTION (0.8%)
Dycom Industries, Inc.+..........................       83,450      4,042,109
                                                                 ------------

DIVERSIFIED MANUFACTURING (0.6%)
GenTek, Inc......................................      248,300      3,352,050
                                                                 ------------

MANUFACTURING (0.2%)
Rayovac Corp.+...................................       68,900      1,222,975
                                                                 ------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                   8,617,134
                                                                 ------------

TECHNOLOGY (41.7%)
BUSINESS & PUBLIC SERVICES (0.0%)
Vicinity Corp.+..................................       14,000        213,500
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
COMPUTER PERIPHERALS (2.2%)
Integrated Circuit Systems, Inc.+................       70,625   $    847,500
JNI Corp.+.......................................       79,000      2,054,000
M-Systems Flash Disk Pioneers Ltd.+(i)...........       78,075      4,723,537
Pinnacle Systems, Inc............................      153,600      3,686,400
                                                                 ------------
                                                                   11,311,437
                                                                 ------------

COMPUTER SOFTWARE (17.8%)
Accrue Software, Inc.+...........................      123,700      2,968,800
Actuate Software Corp............................      134,800      3,125,675
Agile Software Corp.+............................      123,400      5,167,375
Allaire Corp.+...................................       51,100      2,123,844
Alteon Websystems, Inc.+.........................       52,800      2,682,900
Art Technology Group, Inc.+......................       97,500      5,722,031
Aspen Technologies, Inc.+........................       97,900      2,019,187
BroadVision, Inc.................................       67,954      2,433,603
Certicom Corp.+..................................      105,400      3,353,037
Clarent Corp.+...................................       81,200      3,440,850
Corillian Corp.+.................................       66,350      1,028,425
Datastream Systems, Inc.+........................       46,300        463,000
DSET Corp.+......................................       52,000        988,000
E.piphany, Inc.+.................................       20,700      1,617,187
FASTNET Corp.+...................................       91,425        405,698
Informatica Corp.+...............................       59,600      2,398,900
ISS Group, Inc.+.................................       40,600      3,004,400
Keynote Systems, Inc.+...........................       90,375      3,146,180
Liberate Technologies, Inc.+.....................       44,000      1,025,750
Mercury Interactive Corp.+.......................       94,400      8,000,400
Metasolv Software, Inc.+.........................       69,375      2,740,312
Netegrity Inc.+..................................      119,500      6,423,125
Nuance Communications, Inc.+.....................       24,825        980,588
Numerical Technologies, Inc.+....................       10,050        416,447
Packeteer, Inc.+.................................      136,600      1,767,263
PC-Tel, Inc......................................       36,400        973,700
Peregrine Systems, Inc.+.........................       76,200      1,581,150
Quest Software, Inc.+............................      112,000      4,480,000
Retek, Inc.+.....................................       94,025      1,939,266
Sequoia Software Corp.+..........................       27,100        182,925
Software Technlogies Corp.+......................       69,000      1,552,500
Software.com, Inc.+..............................       43,900      3,698,575
Sonic Foundry, Inc.+.............................       83,800      1,178,438
The 3DO Co.+.....................................      187,400      1,054,125
Ulticom, Inc.+...................................       39,250      1,010,688
Websense, Inc.+..................................       31,000        658,266
WebTrends Corp.+.................................      111,000      2,844,375
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
COMPUTER SOFTWARE (CONTINUED)
Wind River Systems, Inc.+........................       68,900   $  2,497,625
Wireless Facilities, Inc.+.......................       55,100      2,600,031
Witness Systems, Inc.+...........................       57,275        404,505
                                                                 ------------
                                                                   94,099,146
                                                                 ------------

COMPUTER SYSTEMS (1.0%)
eMachines, Inc.+.................................       87,250        346,273
National Computer Systems, Inc...................       42,500      1,931,094
Optimal Robotics Corp.+..........................       27,600        928,050
SonicWALL, Inc.+.................................       36,800      2,217,200
                                                                 ------------
                                                                    5,422,617
                                                                 ------------

ELECTRONICS (0.6%)
C-Cube Microsystems Inc.+........................      104,100      1,789,219
DDi Corp.+.......................................       91,675      1,226,153
Therma-Wave, Inc.+...............................       17,000        323,000
                                                                 ------------
                                                                    3,338,372
                                                                 ------------

INFORMATION PROCESSING (3.4%)
Diamond Technology Partners, Inc., Class A+......       76,325      4,808,475
Digitas, Inc.+...................................       62,625        763,242
Gartner Group, Inc., Class A.....................      107,000      1,424,438
Go2Net, Inc.+....................................       12,300        561,188
Net Perceptions, Inc.+...........................      176,500      2,625,438
NetRatings, Inc.+................................       85,950      1,627,678
Safeguard Scientifics, Inc.+.....................       80,700      2,597,531
VerticalNet, Inc.................................       35,000      1,122,188
Visual Networks, Inc.+...........................       52,200      2,590,425
                                                                 ------------
                                                                   18,120,603
                                                                 ------------

SEMICONDUCTORS (16.7%)
Applied Micro Circuits Corp.+....................       81,700      8,108,725
ATMI, Inc.+......................................      244,100      9,367,338
Brooks Automation, Inc.+.........................       49,100      1,951,725
Cirrus Logic, Inc.+..............................       98,000      1,702,750
Cypress Semiconductor Corp.+.....................      104,500      4,395,531
Electro Scientific Industries, Inc...............      104,000      4,914,000
Exar Corp.+......................................       90,500      6,221,875
Fairchild Semiconductor Intl., Class A+..........      138,730      6,242,850
GaSonics International Corp......................      148,200      4,056,975
Genesis Microchip, Inc.+.........................       29,100        525,619

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
SEMICONDUCTORS (CONTINUED)
Integrated Device Technology, Inc.+..............      144,400   $  6,849,975
Lam Research Corp.+..............................      210,300      6,755,888
Lattice Semiconductor Corp.+.....................       84,325      5,001,527
LTX Corp.+.......................................      115,100      3,006,988
Metron Technology N.V.+..........................       92,100      1,024,613
Microchip Technology, Inc........................       58,600      3,326,466
MKS Instruments, Inc.+...........................      113,200      4,457,250
PRI Automation, Inc.+............................       80,800      4,152,363
Silicon Image, Inc.+.............................       84,500      3,047,281
Silicon Laboratories, Inc.+......................       22,320      1,028,115
TranSwitch Corp.+................................       30,200      1,891,275
                                                                 ------------
                                                                   88,029,129
                                                                 ------------
  TOTAL TECHNOLOGY...............................                 220,534,804
                                                                 ------------
TELECOMMUNICATIONS (11.6%)
TELECOMMUNICATION SERVICES (4.7%)
Allegiance Telecom, Inc.+........................      123,350      6,522,131
CapRock Communications Corp.+....................      162,300      3,246,000
Choice One Communications, Inc.+.................      107,725      2,558,469
GoAmerica, Inc.+.................................       44,050        275,313
iBasis, Inc.+....................................      207,950      2,924,297
Illuminet Holdings, Inc.+........................       25,000        953,125
MGC Communications, Inc.+........................       51,200      2,099,200
Motient Corp.+...................................      194,500      1,762,656
Net2Phone, Inc.+.................................       56,950      1,680,025
TeleCorp PCS, Inc., Class A+.....................       18,400        558,900
Verio, Inc.+.....................................       24,100      1,370,688
WinStar Communications, Inc......................       21,750        617,156
                                                                 ------------
                                                                   24,567,960
                                                                 ------------

TELECOMMUNICATIONS-EQUIPMENT (6.9%)
Advanced Fibre Communications, Inc.+.............      207,400      9,540,400
Aether Systems, Inc.+............................        8,925      1,226,630
Anaren Microwave, Inc............................       28,625      2,905,438
Avanex Corp.+....................................        7,175        487,900
Ditech Communications Group......................       19,400      1,590,800
FLAG Telecom Holdings Ltd.+(i)...................       71,525      1,014,761
Metawave Communications Corp.+...................       39,275   $  1,173,341
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
TELECOMMUNICATIONS-EQUIPMENT (CONTINUED)
Netro Corp.+.....................................       51,600      1,541,550
New Focus, Inc.+.................................       10,500        678,563
ONI Systems Corp.+...............................       12,975        324,375
Polycom, Inc.+...................................       96,300      8,095,219
Turnstone Systems, Inc.+.........................       42,050      3,698,429
UTStarcom, Inc.+.................................       32,100      1,227,825
Vyyo, Inc.+......................................      107,550      1,586,363
Williams Communication Group, Inc.+..............       33,200      1,218,025
                                                                 ------------
                                                                   36,309,619
                                                                 ------------
  TOTAL TELECOMMUNICATIONS.......................                  60,877,579
                                                                 ------------
  TOTAL COMMON STOCKS (COST $454,734,256)........                 485,875,281
                                                                 ------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT         VALUE
-------------------------------------------------  ------------  -------------
SHORT-TERM INVESTMENTS (7.8%)
OTHER INVESTMENT COMPANIES (7.8%)
J.P. Morgan Institutional
  Prime Money Market Fund
  (cost $41,069,039)*............................  $41,069,039     41,069,040
                                                                 ------------
TOTAL INVESTMENTS
  (COST $495,803,295) (99.8%)..................................   526,944,321
OTHER ASSETS IN EXCESS OF
  LIABILITIES (0.2%)...........................................       874,934
                                                                 ------------
NET ASSETS (100.0%)............................................  $527,819,255
                                                                 ============

------------------------------
Note: Based on the cost of investments of $497,087,069 for federal income tax purposes at May 31, 2000, the aggregate gross unrealized appreciation and depreciation was $121,210,905 and $91,353,653, respectively, resulting in net unrealized appreciation of $29,857,252.

(i) Foreign security.

+ - Non income Producing

Spon. ADR - Sponsored American Depository Receipt.

* Money Market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $495,803,295 )          $526,944,321
Cash                                                  1,880,011
Receivable for Investments Sold                       5,725,545
Interest Receivable                                     190,269
Dividends Receivable                                     60,587
Deferred Organization Expenses                            2,484
Prepaid Expenses and Other Assets                           798
                                                   ------------
    Total Assets                                    534,804,015
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     6,621,923
Advisory Fee Payable                                    274,497
Custody Fee Payable                                      49,354
Administrative Services Fee Payable                      11,411
Administration Fee Payable                                  691
Fund Services Fee Payable                                   518
Accrued Trustees' Fees and Expenses                         376
Accrued Expenses                                         25,990
                                                   ------------
    Total Liabilities                                 6,984,760
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $527,819,255
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MAY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $10,827)                                                  $ 1,147,750
Interest Income                                                  1,336,905
                                                               -----------
    Investment Income                                            2,484,655
EXPENSES
Advisory Fee                                       $2,833,187
Custodian Fees and Expenses                           146,751
Administrative Services Fee                           118,303
Professional Fees and Expenses                         43,297
Fund Services Fee                                       8,042
Printing Expenses                                       7,688
Trustees' Fees and Expenses                             5,371
Administration Fee                                      4,343
Amortization of Organization Expense                    1,215
Insurance Expense                                         311
                                                   ----------
    Total Expenses                                               3,168,508
                                                               -----------
NET INVESTMENT LOSS                                               (683,853)
NET REALIZED GAIN ON INVESTMENTS                                60,819,593
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                    8,034,675
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $68,170,415
                                                               ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL  FOR THE FISCAL
                                                     YEAR ENDED      YEAR ENDED
                                                    MAY 31, 2000    MAY 31, 1999
                                                   --------------  --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Loss                                $    (683,853)  $    (137,253)
Net Realized Gain (Loss) on Investments               60,819,593     (19,297,966)
Net Change in Unrealized Appreciation of
  Investments                                          8,034,675      15,587,441
                                                   -------------   -------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                       68,170,415      (3,847,778)
                                                   -------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        395,274,370     208,622,616
Withdrawals                                         (220,426,363)   (108,552,920)
                                                   -------------   -------------
    Net Increase from Investors' Transactions        174,848,007     100,069,696
                                                   -------------   -------------
    Total Increase in Net Assets                     243,018,422      96,221,918
NET ASSETS
Beginning of Fiscal Year                             284,800,833     188,578,915
                                                   -------------   -------------
End of Fiscal Year                                 $ 527,819,255   $ 284,800,833
                                                   =============   =============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                         FOR THE PERIOD
                                                                                          JUNE 16, 1997
                                                   FOR THE FISCAL    FOR THE FISCAL     (COMMENCEMENT OF
                                                     YEAR ENDED        YEAR ENDED      OPERATIONS) THROUGH
                                                    MAY 31, 2000      MAY 31, 1999        MAY 31, 1998
                                                   --------------    --------------    -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                          0.66%             0.71%                0.84%(a)
  Net Investment Loss                                  (0.14)%           (0.07)%              (0.04)%(a)
  Expenses without Reimbursement                        0.66%             0.71%                0.84%(a)(b)
Portfolio Turnover                                       132%              116%                  73%

------------------------
(a) Annualized.

(b) Reimbursement was less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Opportunities Portfolio (the "portfolio") is one of seven subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The portfolio is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on June 16, 1997. The portfolio's investment objective is long term capital appreciation from a portfolio of equity securities of small companies. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to the values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method

   b) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio incurred organization expenses in the amount of $9,000. These costs were deferred and are being amortized on a straight-line basis over a five year period from commencement of operations.

   d) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

   e) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan"), a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid JPMIM at an annual rate of 0.60% of the portfolio's average daily net assets. For the fiscal year ended May 31, 2000, such fee amounted to $2,866,705.

      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the fiscal year ended May 31, 2000, J.P. Morgan has agreed to reimburse the portfolio $33,518, under this agreement. Interest income included in the Statement of Operations for the year ended May 31, 2000 includes $760,031 of interest income from investments in affiliated Money Market Funds.

   b) The trust, on behalf of the portfolio, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended May 31, 2000, the fee for these services amounted to $4,343.

   c) The trust, on behalf of the portfolio, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------
      the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended May 31, 2000, the fees for these services amounted to $118,303.

   d) The trust, on behalf of the portfolio, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. For the fiscal year ended May 31, 2000, the portfolio's allocated portion of Group's costs in performing its services amounted to $8,042.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,500.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended May 31, 2000 were as follows:

COST OF              PROCEEDS
PURCHASES           FROM SALES
---------          ------------
$737,070,164       $589,100,369

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Small Company Opportunities Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Small Company Opportunities Portfolio (the "portfolio") at May 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended and for the period June 16, 1997 (commencement of operations) through May 31, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
July 14, 2000

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